UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.4%
U.S. Treasury Notes
0.500%, 11/30/16	$1,400		$1,397
0.625%, 12/31/16	810		809

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,205)			2,206

MUNICIPAL BONDS—0.1%
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600		608

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5		5

Texas—0.0%
City of Houston Airport System Revenue United Airlines, Inc., Terminal E Project 4.750%, 7/1/24	200		216

TOTAL MUNICIPAL BONDS (Identified Cost $803)			829

FOREIGN GOVERNMENT SECURITIES—1.2%
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	600		608
Mongolia 144A 5.125%, 12/5/22(4)	410		357
Republic of Chile 5.500%, 8/5/20	257,000	CLP	445
Republic of Colombia 4.375%, 3/21/23	1,085,000	COP	400
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	265		235
Republic of El Salvador 144A 6.375%, 1/18/27(4)	490		494
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	4,700,000	IDR	396
Series FR63, 5.625%, 5/15/23	3,328,000	IDR	232
Republic of Kazakhstan 144A 4.875%, 10/14/44(4)	485		445
Republic of Philippines 4.950%, 1/15/21	13,000	PHP	303
Republic of Uruguay 4.375%, 12/15/28	12,432	UYU(10)	510
United Mexican States
Series M, 6.000%, 6/18/15	15,440	MXN	1,060
Series M, 6.500%, 6/9/22	4,590	MXN	326
4.750%, 3/8/44	905	MXN	943

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,633)			6,754

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—8.0%
Agency—3.1%
FHLMC
6.500%, 4/1/31	$741	$856
5.000%, 7/1/35	369	409
5.000%, 12/1/35	886	987
FNMA
6.000%, 5/1/17	15	16
4.000%, 7/1/19	12	13
6.000%, 12/1/32	73	83
6.000%, 11/1/34	675	770
5.500%, 4/1/36	11	12
5.500%, 9/1/36	326	367
6.500%, 5/1/37	553	630
6.000%, 6/1/37	488	555
6.000%, 9/1/37	19	21
6.000%, 1/1/38	29	33
6.000%, 2/1/38	27	31
5.000%, 3/1/38	326	367
6.000%, 3/1/38	96	110
5.500%, 4/1/38	255	286
5.500%, 6/1/38	382	433
6.000%, 7/1/38	249	286
6.000%, 8/1/38	157	180
6.000%, 8/1/38	52	60
6.000%, 8/1/39	1,090	1,234
5.000%, 9/1/39	385	428
5.500%, 9/1/39	1,876	2,107
4.500%, 9/1/40	761	843
3.500%, 8/1/42	1,117	1,165
3.500%, 12/1/42	963	1,005
3.000%, 3/1/43	818	827
3.500%, 3/1/43	895	934
3.000%, 5/1/43	493	499
4.000%, 6/1/43	2,532	2,721

		18,268

Non-Agency—4.9%
A-10 Securitization LLC
13-1, B 144A 4.120%, 11/15/25(4)	590	588
14-1, A1 144A 1.720%, 4/15/33(4)	365	365
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	480	494

1

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.043%, 7/10/43(3)	$1,000	$1,010
Banc of America (Merrill Lynch) Commercial Mortgage, Inc 05-2, G 144A 5.268%, 7/10/43(3)(4)	220	222
Banc of America Funding Trust
04-B, 2A1 2.565%, 11/20/34(3)	247	243
05-1, 1A1 5.500%, 2/25/35	452	459
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	294	308
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.461%, 5/25/34(3)	742	739
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,481	1,627
Bayview Commercial Asset Trust 08-1, A2A 144A 1.170%, 1/25/38(3)(4)	288	285
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	989	1,009
Citigroup Commercial Mortgage Trust 07-6, A4 5.710%, 12/10/49(3)	650	705
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.796%, 12/10/49(3)	830	907
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	600	608
Goldman Sachs Mortgage Securities Trust II 07- GG10, A4 5.796%, 8/10/45(3)	1,851	2,004
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	1,175	1,253
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	500	528
07-T28, A3 5.793%, 9/11/42	626	625
07- PW17, A4 5.694%, 6/11/50(3)	2,050	2,224
JPMorgan Chase (WaMu) Mortgage Pass- Through Certificates 03-S11, 3A5 5.950%, 11/25/33	556	574
JPMorgan Chase Commercial Mortgage Securities Trust 10-CNTR, A2 144A 4.311%, 8/5/32(4)	1,225	1,338
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.365%, 9/25/34(3)	684	693
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	502	526
Morgan Stanley Capital I Trust

	PAR VALUE	VALUE
Non-Agency—(continued)
07-T27, A4 5.651%, 6/11/42(3)	$1,270	$1,383
05-IQ10, A4B 5.252%, 9/15/42(3)	1,450	1,484
08-T29, A4 6.278%, 1/11/43(3)	1,644	1,834
07-IQ14, AM 5.684%, 4/15/49(3)	466	485
07-IQ14, A4 5.692%, 4/15/49(3)	900	969
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	352	362
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 6/25/44(3)(4)	481	497
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	573	572
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 07-C30, A5 5.342%, 12/15/43	1,550	1,655
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(3)(4)	420	434

		29,009

TOTAL MORTGAGE- BACKED SECURITIES (Identified Cost $46,390)		47,277

ASSET-BACKED SECURITIES—1.8%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	615	627
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	1,035	1,050
Avis Budget Rental Car Funding LLC (AESOP) 11-3A, A 144A 3.410%, 11/20/17(4)	1,195	1,238
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05- 1 AF5A 5.332%, 7/25/35(3)	715	711
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	665	660
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	694	696
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	338	339
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	326	333
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	493	503
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	510	517
12-3, C 3.010%, 4/16/18	1,180	1,197
13-1, D 2.270%, 1/15/19	480	477

2

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Sierra Timeshare Receivables Funding LLC 12- 3A, A 144A 1.870%, 8/20/29(4)	$387	$388
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(4)	207	210
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(4)	776	767
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	475	480
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	246	248

TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,351)		10,441

CORPORATE BONDS AND NOTES—23.1%
Consumer Discretionary—2.5%
Boyd Gaming Corp. 9.000%, 7/1/20	445	458
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(4)	335	350
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	210	157
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	195	192
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	215	190
CCO Holdings LLC
5.250%, 3/15/21	235	238
5.250%, 9/30/22	255	255
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(4)	145	141
144A 5.125%, 12/15/21(4)	345	336
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	795	841
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	200	209
iHeartCommunications, Inc. 10.000%, 1/15/18	110	95
Intelsat Jackson Holdings SA 5.500%, 8/1/23	420	419
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	490	500
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	850	905
Lear Corp. 5.250%, 1/15/25	470	478
Meritor, Inc. 6.750%, 6/15/21	435	457
MGM Resorts International 6.750%, 10/1/20	500	526
MHGE Parent LLC 144A 8.500%, 8/1/19(4)	365	357
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	200	205

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(4)	$50	$52
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(4)	50	51
Numericable Group SA 144A 6.000%, 5/15/22(4)	485	488
Penn National Gaming, Inc. 5.875%, 11/1/21	295	276
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	465	481
QVC, Inc. 4.375%, 3/15/23	600	602
Scientific Games International, Inc.
144A 6.625%, 5/15/21(4)	495	347
144A 7.000%, 1/1/22(4)	370	377
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	155	154
Signet UK Finance plc 4.700%, 6/15/24	630	609
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	525	528
Station Casinos LLC 7.500%, 3/1/21	525	541
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	670	663
Tenneco, Inc. 5.375%, 12/15/24	175	180
Toll Brothers Finance Corp.
4.000%, 12/31/18	115	116
6.750%, 11/1/19	580	653
Viking Cruises Ltd. 144A 8.500%, 10/15/22(4)	480	522
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	250	256
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	609

		14,814

Consumer Staples—0.3%
Flowers Foods, Inc. 4.375%, 4/1/22	600	632
Ingles Markets, Inc. 5.750%, 6/15/23	385	388
Reynolds American, Inc. 3.250%, 11/1/22	610	594
Whitewave Foods Co. (The) 5.375%, 10/1/22	165	170

		1,784

Energy—3.3%
Atlas Energy Holdings Operating Co. LLC 7.750%, 1/15/21	180	131
BreitBurn Energy Partners 7.875%, 4/15/22	340	264
California Resources Corp. 144A 6.000%, 11/15/24(4)	660	561
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)	445	399
Carrizo Oil & Gas, Inc. 144A 7.500%, 9/15/20(4)	460	444

3

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
CHC Helicopter SA 9.250%, 10/15/20	$324	$319
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	365	279
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(4)	315	295
Denbury Resources, Inc. 5.500%, 5/1/22	480	442
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,425
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(4)	275	245
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,385
5.875%, 1/15/24	480	490
6.500%, 2/1/42	635	730
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(4)	630	342
EnQuest plc 144A 7.000%, 4/15/22(4)	490	309
Forest Oil Corp. 7.250%, 6/15/19	510	189
FTS International, Inc. 144A 6.250%, 5/1/22(4)	185	138
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(6)	200	159
Gulfmark Offshore, Inc. 6.375%, 3/15/22	465	351
Gulfport Energy Corp. 144A 7.750%, 11/1/20(4)	315	309
Halcon Resources Corp. 8.875%, 5/15/21	395	299
Kosmos Energy Ltd. 144A 7.875%, 8/1/21(4)	300	256
Linn Energy LLC 6.500%, 9/15/21	305	249
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(4)	620	496
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	945	928
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	245	223
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)	460	442
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(6)	635	470
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	600	518
Parker Drilling Co. (The) 7.500%, 8/1/20	485	393
Petrobras International Finance Co. 5.375%, 1/27/21	475	440
Petroleos Mexicanos
3.500%, 1/30/23	795	760
4.875%, 1/18/24	200	208
QEP Resources, Inc. 6.875%, 3/1/21	570	587

	PAR VALUE		VALUE
Energy—(continued)
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	$480		$304
Regency Energy Partners LP
5.875%, 3/1/22	425		426
4.500%, 11/1/23	480		443
Rosetta Resources, Inc. 5.875%, 6/1/24	490		439
Rowan Cos., Inc. 4.875%, 6/1/22	555		540
SM Energy Co. 144A 6.125%, 11/15/22(4)	595		561
Tullow Oil plc 144A 6.000%, 11/1/20(4)	605		508
Williams Cos., Inc. (The)
3.700%, 1/15/23	950		853
4.550%, 6/24/24	205		191

			19,740

Financials—8.8%
Aircastle Ltd.
4.625%, 12/15/18	30		30
6.250%, 12/1/19	500		531
5.125%, 3/15/21	390		391
Akbank TAS 144A 7.500%, 2/5/18(4)	845	TRY	331
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	820		864
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	525		499
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590		600
Ares Capital Corp. 3.875%, 1/15/20	470		469
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595		584
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(4)	530		583
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	730		770
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600		589
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490		480
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	925		982
Banco Santander Brasil SA 144A 8.000%, 3/18/16	300	BRL	108
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900		891
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	650		687
Bancolombia S.A. 5.125%, 9/11/22	580		575
Bank of America Corp.
5.750%, 8/15/16	1,155		1,230
5.625%, 7/1/20	715		814
4.200%, 8/26/24	475		484

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Bank of Baroda 144A 4.875%, 7/23/19(4)	$600	$640
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	535	550
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	611
Braskem America Finance Co. RegS 7.125%, 7/22/41(5)	630	624
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	590	599
Caixa Economica Federal 144A 7.250%, 7/23/24(3)(4)	485	463
Citigroup, Inc. 4.050%, 7/30/22	600	621
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	475	508
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	470	466
Corporate Office Properties LP 3.600%, 5/15/23	610	586
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	395	402
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	586
3.500%, 1/15/21	385	389
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	538
Digital Realty Trust LP 5.250%, 3/15/21	540	591
Discover Financial Services, Inc. 3.950%, 11/6/24	570	574
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	484
E*Trade Financial Corp. 5.375%, 11/15/22	485	497
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	610
Excel Trust LP 4.625%, 5/15/24	255	265
First Cash Financial Services, Inc. 6.750%, 4/1/21	285	298
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	614
General Motors Financial Co., Inc. 4.750%, 8/15/17	1,165	1,231
Genworth Holdings, Inc. 4.900%, 8/15/23	825	669
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	410	415
5.375%, 11/1/23	15	16
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	688
5.750%, 1/24/22	875	1,012
Highwoods Realty LP 3.625%, 1/15/23	595	597
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(7)(8)	680	725

	PAR VALUE	VALUE
Financials—(continued)
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	$45	$45
6.000%, 8/1/20	240	247
5.875%, 2/1/22	450	452
ICICI Bank Ltd. 144A 4.800%, 5/22/19(4)	600	640
Intesa San Paolo S.p.A 3.125%, 1/15/16	480	488
iStar Financial, Inc. 5.000%, 7/1/19	270	263
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	660	658
JPMorgan Chase & Co. 6.125%, 6/27/17	1,225	1,352
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	464
Korea Finance Corp. 4.625%, 11/16/21	430	477
Leucadia National Corp. 5.500%, 10/18/23	460	471
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	608
Lincoln National Corp. 4.200%, 3/15/22	915	972
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	39
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	561
Morgan Stanley
5.550%, 4/27/17	570	619
5.500%, 7/28/21	300	340
6.375%, 7/24/42	610	810
Series H, 5.450%, 12/29/49(3)	75	75
MPT Operating Partnership LP 5.500%, 5/1/24	170	178
Nationstar Mortgage LLC
6.500%, 7/1/21	300	274
6.500%, 6/1/22	490	450
Navient LLC 5.500%, 1/25/23	500	479
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	623
PennantPark Investment Corp. 4.500%, 10/1/19	525	526
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(6)	595	512
PKO Finance AB 144A 4.630%, 9/26/22(4)(6)	575	602
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	348
5.625%, 6/15/43(3)(8)	1,150	1,176
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	486
Sabra Health Care LP 5.500%, 2/1/21	160	167
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	513

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	$665	$682
UBS AG 7.625%, 8/17/22	500	589
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	326
3.250%, 8/15/22	280	276
Voya Financial, Inc. (ING (U.S.), Inc.) 5.650%, 5/15/53(3)	605	602
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(6)	675	582
Walter Investment Management Corp. 7.875%, 12/15/21	640	574
Wells Fargo & Co. Series M, 3.450%, 2/13/23	1,150	1,165
XLIT Ltd. Series E, 6.500%, 12/29/49(3)	730	697
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	600	581
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	320	321

		51,671

Health Care—1.4%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	200	198
Actavis, Inc. 3.250%, 10/1/22	640	623
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(4)(14)	105	106
Cardinal Health, Inc. 3.200%, 3/15/23	300	298
Catamaran Corp. 4.750%, 3/15/21	335	336
Centene Corp. 4.750%, 5/15/22	490	492
Community Health Systems, Inc. 6.875%, 2/1/22	130	138
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	329
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	485	496
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	521
IASIS Healthcare LLC 8.375%, 5/15/19	240	253
LifePoint Hospitals, Inc. 5.500%, 12/1/21	480	493
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(4)	190	195
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	345	354
Mylan, Inc. 144A 3.125%, 1/15/23(4)	730	706
Omnicare, Inc. 4.750%, 12/1/22	15	15
Owens & Minor, Inc. 3.875%, 9/15/21	110	111
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	85	87
Select Medical Corp. 6.375%, 6/1/21	615	627

	PAR VALUE		VALUE
Health Care—(continued)
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(4)	$260		$267
4.500%, 4/1/21	765		770
8.125%, 4/1/22	580		650
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(4)	60		65

			8,130

Industrials—2.0%
AAR Corp. 7.250%, 1/15/22	440		477
ADT Corp. (The) 6.250%, 10/15/21	705		726
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	370		385
Air Canada
144A 6.750%, 10/1/19(4)	685		714
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	205		208
Bombardier, Inc.
144A 4.750%, 4/15/19(4)	490		492
144A 6.125%, 1/15/23(4)	680		695
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	440		452
Building Materials Corp. of America 144A 5.375%, 11/15/24(4)	220		221
Carpenter Technology Corp. 4.450%, 3/1/23	560		570
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	864		948
00-1, A1 8.048%, 11/1/20	922		1,046
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	185		190
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	657		700
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	325		319
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(4)	210		214
KLX, Inc. 144A 5.875%, 12/1/22(4)	470		476
Masco Corp. 5.950%, 3/15/22	435		483
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	570		613
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18	430	BRL	137
Rexel SA 144A 5.250%, 6/15/20(4)	485		491
Spirit AeroSystems, Inc. 5.250%, 3/15/22	140		143
TransDigm, Inc. 6.000%, 7/15/22	490		491
Weatherford International Ltd. 4.500%, 4/15/22	540		481

			11,672

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.6%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	$625	$639
First Data Corp.
144A 8.250%, 1/15/21(4)	265	285
11.750%, 8/15/21	1,012	1,166
PIK Interest Capitalization, 144A 8.750%, 1/15/22(4)(14)	335	362
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(4)	380	346
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(4)(14)	125	123
Interactive Data Corp. 144A 5.875%, 4/15/19(4)	370	369
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(4)	50	51
Sanmina Corp. 144A 4.375%, 6/1/19(4)	15	15
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(4)	140	83

		3,439

Materials—1.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	848
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445	487
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	205
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(4)(6)	585	503
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	220	238
Gerdau Trade, Inc. 144A 4.750%, 4/15/23(4)	725	676
Hexion U.S. Finance Corp.
8.875%, 2/1/18	330	295
6.625%, 4/15/20	335	330
Ineos Finance plc
144A 5.875%, 2/15/19(4)	250	238
144A 8.375%, 2/15/19(4)	365	389
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	835
Methanex Corp. 4.250%, 12/1/24	615	612
NewMarket Corp. 4.100%, 12/15/22	649	664
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475	486
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	305	252
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	365	376
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	420	433
Sealed Air Corp. 144A 4.875%, 12/1/22(4)	490	488
Tronox Finance LLC 6.375%, 8/15/20	355	358

	PAR VALUE		VALUE
Materials—(continued)
United States Steel Corp. 6.875%, 4/1/21	$605		$620
Vale Overseas Ltd. 4.375%, 1/11/22	580		559
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	480		518

			10,410

Telecommunication Services—1.6%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	3,000	MXN	199
AT&T, Inc. 3.875%, 8/15/21	1,185		1,240
CenturyLink, Inc. Series S, 6.450%, 6/15/21	645		695
Cincinnati Bell, Inc. 8.375%, 10/15/20	485		512
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,319
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	480		468
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240		244
Frontier Communications Corp. 6.250%, 9/15/21	275		277
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(8)	485		512
Level 3 Financing, Inc. 7.000%, 6/1/20	685		725
Millicom International Cellular SA 144A 6.625%, 10/15/21(4)	200		209
Sprint Communications, Inc. 6.000%, 11/15/22	640		591
T-Mobile USA, Inc.
6.125%, 1/15/22	355		361
6.731%, 4/28/22	120		124
6.500%, 1/15/24	250		257
Telefonica Emisiones SAU 4.570%, 4/27/23	510		546
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(4)	245		230
Windstream Corp. 7.750%, 10/15/20	720		743

			9,252

Utilities—0.8%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600		603
AmeriGas Partners LP 7.000%, 5/20/22	425		442
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(4)	270		275
144A 7.625%, 11/1/24(4)	100		102
Electricite de France SA 144A 5.250% (3)(4)(7)(8)	610		625
Enel SpA 144A 8.750%, 9/24/73(3)(4)(8)	245		286
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630		646

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	$400	$425
RJS Power Holdings LLC 144A 5.125%, 7/15/19(4)	275	273
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	433
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	642

		4,752

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $137,818)		135,664

CONVERTIBLE BONDS—0.1%
General Electric Capital Corp. Series A 7.125%, 12/15/49(3)	500	582

TOTAL CONVERTIBLE BONDS (Identified Cost $500)		582

LOAN AGREEMENTS—3.0%
Consumer Discretionary—0.7%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	229	225
Caesars Entertainment Operating Co., Inc. Tranche B-7, 9.750%, 1/28/18	152	133
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	184	169
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	252	249
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	115	116
Clear Channel Communications, Inc. Tranche D, 6.919%, 1/30/19	819	774
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22(9)	271	265
Key Safety Systems, Inc. 4.750%, 8/29/21	236	235
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	464	453
Marina District Finance Co., Inc. 6.750%, 8/15/18	358	357
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	466	468
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	289	290
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	612	589

		4,323

Consumer Staples—0.2%
Albertson’s LLC

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tranche B-4, 4.500%, 8/25/21	$322	$323
Tranche B-4-1, 4.500%, 8/25/21	35	35
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	403	410
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	31	31
Tranche 2, Second Lien, 4.875%, 6/21/21	340	341

		1,140

Energy—0.3%
Arch Coal, Inc. 6.250%, 5/16/18	497	413
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	356	322
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	270	219
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	480	355
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	247
Templar Energy LLC Second Lien, 8.500%, 11/25/20	480	347

		1,903

Financials—0.3%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	519	405
Asurion LLC Second Lien, 8.500%, 3/3/21	365	364
Capital Automotive LP Second Lien, 6.000%, 4/30/20	206	206
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	559	505

		1,480

Health Care—0.3%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	142	142
Second Lien, 11.000%, 1/2/19	124	124
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	116	116
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	240	240
MMM Holdings, Inc. 9.750%, 12/12/17	122	118
MSO of Puerto Rico, Inc. 0.000%, 12/12/17	88	86
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	227	224
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	402	400

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	$63	$61
Second Lien, 8.500%, 11/3/21	190	184
United Surgical Partners Tranche B 4.750%, 4/3/19	178	177

		1,872

Industrials—0.4%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	54	54
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	733	726
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	322	322
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	480	481
International Equipment Solutions Global B.V. 6.750%, 8/16/19	230	229
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc.) Second Lien 8.250%, 1/25/21	365	360
Navistar, Inc. Tranche B, 5.750%, 8/17/17	330	329
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	100	98

		2,599

Information Technology— 0.6%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	255	250
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	250	245
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	791	779
First Data Corp. 3.667%, 3/23/18	640	629
Infinity Acquisition Ltd. 4.250%, 8/6/21	237	233
Kronos, Inc. Second Lien, 9.750%, 4/30/20	564	575
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	334	334
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	171	153

		3,198

Materials—0.2%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	626	571

	PAR VALUE		VALUE
Materials—(continued)
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	$240		$240
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	343		329

			1,140

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	105		103

TOTAL LOAN AGREEMENTS (Identified Cost $18,639)			17,758

	SHARES		VALUE
PREFERRED STOCK— 0.9%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(11)	601

Financials—0.8%
Citigroup, Inc.(3)	460	(11)	461
General Electric Capital Corp. Series C, 5.25%(3)	600	(11)	601
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	345	(11)	349
JPMorgan Chase & Co. Series Q, 5.150%(3)	590	(11)	556
JPMorgan Chase & Co. Series V, 5.000%(3)	535	(11)	523
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(11)	462
SunTrust Bank, Inc.(3)	140	(11)	141
Wells Fargo & Co. Series K, 7.980%(3)	730	(11)	806
Zions Bancorp Series 6.950%(3)	23,200		635

			4,534

TOTAL PREFERRED STOCK (Identified Cost $5,203)			5,135

COMMON STOCKS— 59.4%
Consumer Discretionary—11.7%
American Eagle Outfitters, Inc.	386,000		5,358
Best Buy Co., Inc.	139,000		5,418
Bridgestone Corp. Unsponsored ADR	155,000		2,699
Ford Motor Co.	375,000		5,812
Fuji Heavy Industries Ltd.	51,300		3,639
Goodyear Tire & Rubber Co. (The)	191,000		5,457
Lear Corp.	56,000		5,492
Macy’s, Inc.	84,000		5,523

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Melco Crown Entertainment Ltd. ADR	80,900	$2,055
Michael Kors Holdings Ltd.(2)	67,000	5,032
Panasonic Corp.	148,300	1,745
Royal Caribbean Cruises Ltd.	65,000	5,358
Tata Motors Ltd. Sponsored ADR	48,950	2,070
Time Warner, Inc.	64,000	5,467
Toyota Motor Corp. Sponsored ADR	19,400	2,434
Viacom, Inc. Class B	71,000	5,343

		68,902

Consumer Staples—2.3%
Archer-Daniels-Midland Co. (The)	104,000	5,408
Marine Harvest ASA ADR(12)	192,300	2,627
PepsiCo, Inc.	58,000	5,484

		13,519

Energy—4.7%
Cameco Corp.	120,400	1,976
Canadian Natural Resources Ltd.	68,600	2,118
Continental Resources, Inc.(2)	160,000	6,138
Encana Corp.	127,000	1,761
Helmerich & Payne, Inc.	63,000	4,247
Royal Dutch Shell plc Class B ADR(12)	34,900	2,428
Schlumberger Ltd.	45,000	3,843
Valero Energy Corp.	103,000	5,099

		27,610

Financials—10.7%
Aegon NV American Registered Shares	278,300	2,087
Aflac, Inc.	69,000	4,215
Aviva plc Sponsored ADR	158,500	2,362
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	215,372	2,022
BB&T Corp.	141,000	5,483
BlackRock, Inc.	16,400	5,864
Blackstone Group LP (The)	163,000	5,514
BNP Paribas ADR	78,100	2,295
Credit Agricole S.A.	364,100	2,323
Goldman Sachs Group, Inc. (The)	30,000	5,815
ING Groep N.V. ADR(2)	213,850	2,774
Intesa Sanpaolo Sponsored ADR	162,150	2,808
JPMorgan Chase & Co.	91,000	5,695
Lincoln National Corp.	98,000	5,652
ORIX Corp. Sponsored ADR	40,750	2,548

	SHARES	VALUE
Financials—(continued)
T. Rowe Price Group, Inc.	64,000	$5,495

		62,952

Health Care—7.5%
Abbott Laboratories	118,000	5,312
Biogen Idec, Inc.(2)	16,000	5,431
H Lundbeck A/S Sponsored ADR	92,800	1,837
HCA Holdings, Inc.(2)	75,000	5,504
Novartis AG ADR	29,350	2,720
Shire plc ADR	15,050	3,199
St. Jude Medical, Inc.	80,000	5,202
UnitedHealth Group, Inc.	56,000	5,661
Valeant Pharmaceuticals International, Inc.(2)	22,250	3,184
Zimmer Holdings, Inc.	52,000	5,898

		43,948

Industrials—9.4%
Alaska Air Group, Inc.	97,000	5,797
Cummins, Inc.	38,000	5,478
FedEx Corp.	31,000	5,383
Hitachi Ltd. ADR	36,600	2,729
Hutchison Whampoa Ltd. ADR	100,250	2,305
L-3 Communications Holdings, Inc.	42,000	5,301
Nidec Corp. ADR	229,650	3,723
Parker Hannifin Corp.	43,000	5,545
Schneider Electric SA	151,000	2,176
Southwest Airlines Co.	137,000	5,798
Trinity Industries, Inc.	194,000	5,434
Union Pacific Corp.	46,000	5,480

		55,149

Information Technology—9.4%
Apple, Inc.	49,000	5,409
EMC Corp.	184,000	5,472
Facebook, Inc. Class A(2)	69,000	5,383
Google, Inc. Class A(2)	3,900	2,070
Google, Inc. Class C(2)	6,600	3,474
Intel Corp.	149,000	5,407
MasterCard, Inc. Class A	63,000	5,428
NetApp, Inc.	129,000	5,347
NXP Semiconductor NV(2)	46,100	3,522
QUALCOMM, Inc.	77,000	5,724
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR	102,250	2,288

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Western Digital Corp.	52,000	$5,757

		55,281

Materials—0.9%
CF Industries Holdings, Inc.	19,700	5,369
Telecommunication Services—2.5%
KDDI Corp., ADR	151,400	2,392
Nippon Telegraph & Telephone Corp. ADR	111,050	2,844
Spark New Zealand Ltd.	188,850	2,259
Verizon Communications, Inc.	113,000	5,286
Vodafone Group plc ADR	57,200	1,955

		14,736

Utilities—0.3%
GDF Suez	74,850	1,744

TOTAL COMMON STOCKS (Identified Cost $262,526)		349,210

EXCHANGE-TRADED FUNDS—0.7%
iShares Nasdaq Biotechnology Index Fund	13,400	4,065

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,618)		4,065

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $495,686)		579,921	(15)
SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Fund—1.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	6,121,297	6,121

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,121)		6,121

SECURITIES LENDING COLLATERAL—0.8%
INVESCO Trust Short-Term Investments Liquid
Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(13)	4,805,058	4,805

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $4,805)		4,805

TOTAL INVESTMENTS —100.5% (Identified Cost $506,612)	590,847	(1)
Other assets and liabilities, net—(0.5)%	(2,989)

NET ASSETS—100.0%	$587,858

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $69,832 or 11.9% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This loan will settle after December 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Principal amount is adjusted according to local inflation index.
(11)	Value shown as par value.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	100% of the income received was in cash.
(15)	All or a portion of the portfolio is segregated as collateral for a delayed delivery security.

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	76%
Japan	3
United Kingdom	3
Canada	2
France	2
Netherlands	2
Mexico	1
Other	11

Total	100%

†	% of total investments as of December 31, 2014

12

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$10,441	$—	$10,441	$—
Convertible Bonds	582	—	582	—
Corporate Bonds And Notes	135,664	—	135,664	—
Foreign Government Securities	6,753	—	6,753	—
Loan Agreements	17,758	—	17,511	247
Mortgage-Backed Securities	47,277	—	47,277	—
Municipal Bonds	829	—	829	—
U.S. Government Securities	2,206	—	2,206	—
Equity Securities:
Common Stocks	349,210	349,210	—	—
Exchange-traded Funds	4,065	4,065	—	—
Preferred Stock	5,136	636	4,500	—
Securities Lending Collateral	4,805	4,805	—	—
Short-Term Investments	6,121	6,121	—	—

Total Investments	$590,847	$364,837	$225,763	$247

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Loan Agreements
Beginning Balance March 31, 2014:	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(37)
Purchases	284
(Sales)	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Ending Balance December 31, 2014	$247	(b)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	“The Fund’s investments that are

categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such violations are based on unobservable inputs. A significant change in third party information inputs could result in a significant lower or higher value of Level 3 investments.

The accompanying notes are an integral part of the financial statements.

|  2

VIRTUS CONTRARIAN VALUE FUND (F/K/A VIRTUS MID-CAP VALUE FUND)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.0%
Consumer Discretionary—9.0%
Big Lots, Inc.	286,870	$11,480
Target Corp.	188,380	14,300
TJX Cos., Inc.	235,900	16,178

		41,958

Consumer Staples—7.1%
ConAgra Foods, Inc.	517,720	18,783
Koninklijke Ahold NV Sponsored ADR	798,279	14,188

		32,971

Energy—17.2%
CONSOL Energy, Inc.	381,620	12,903
Devon Energy Corp.	161,140	9,863
Kinder Morgan, Inc.	120,542	5,100
Nabors Industries Ltd.	984,602	12,780
Occidental Petroleum Corp.	116,050	9,355
ONEOK, Inc.	354,490	17,650
Rowan Cos. plc Class A	516,210	12,038

		79,689

Financials—4.6%
Weyerhaeuser Co.	591,290	21,221

Industrials—23.8%
Con-way, Inc.	191,300	9,408
HD Supply Holdings, Inc.(2)	348,680	10,283
Owens Corning, Inc.	513,460	18,387
Raytheon Co.	160,460	17,357
Republic Services, Inc.	428,232	17,236
SPX Corp.	117,520	10,097
USG Corp.(2)(3)	528,930	14,805
Xylem, Inc.	331,720	12,629

		110,202

Materials—33.3%
Alcoa, Inc.	1,254,460	19,808
Allegheny Technologies, Inc.	400,040	13,910
Ball Corp.	162,680	11,090
Crown Holdings, Inc.(2)	443,070	22,552
Dow Chemical Co. (The)	289,000	13,181
FMC Corp.	232,770	13,275
Freeport-McMoRan Copper & Gold, Inc.	302,150	7,058
International Paper Co.	421,190	22,567
Owens-Illinois, Inc.	615,920	16,624

	SHARES	VALUE
Materials—(continued)
Sealed Air Corp.	337,630	$14,326

		154,391

Utilities—3.0%
Dominion Resources, Inc.	178,800	13,750

TOTAL COMMON STOCKS (Identified Cost $324,283)		454,182

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $324,283)		454,182

SHORT-TERM INVESTMENTS—2.7%
Money Market Mutual Funds—2.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	12,570,710	12,571

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $12,571)		12,571

SECURITIES LENDING COLLATERAL—2.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	9,598,800	9,599

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $9,599)		9,599

TOTAL INVESTMENTS—102.8% (Identified Cost $346,453)		476,352	(1)
Other assets and liabilities, net—(2.8)%		(12,750)

NET ASSETS—100.0%		$463,602

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

1

VIRTUS CONTRARIAN VALUE FUND (F/K/A VIRTUS MID-CAP VALUE FUND)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Bermuda	3
Netherlands	3
United Kingdom	2

Total	100%

† % of total investments as of December 31, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$454,182	$454,182
Securities Lending Collateral	9,599	9,599
Short-term Investments	12,571	12,571

Total Investments	$476,352	$476,352

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—98.3%
Consumer Discretionary Select Sector SPDR Fund	172,051	$12,413
Consumer Staples Select Sector SPDR Fund	253,078	12,272
Financial Select Sector SPDR Fund	506,116	12,516
Health Care Select Sector SPDR Fund	187,610	12,829
Industrial Select Sector SPDR Fund	214,305	12,123
Powershares S&P 500 Low Volatility Portfolio	1,405,600	53,356
SPDR S&P 500(R) ETF Trust Series 1	86,208	17,716
Technology Select Sector SPDR Fund	288,793	11,942
Utilities Select Sector SPDR Fund	256,177	12,097

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $157,775)		157,264

PURCHASED OPTIONS—0.2%
Call Options—0.0%
S&P 500® Index Fund expiration 1/2/15 strike price $2,200.(2)	614	3
S&P 500® Index Fund expiration 1/9/15 strike price $2,200(2)	638	6

		9

Put Options—0.2%
S&P 500® Index Fund expiration 1/2/15 strike price $1,920(2)	614	9
S&P 500® Index Fund expiration 1/9/15 strike price $1,970(2)	638	332

		341

TOTAL PURCHASED OPTIONS—0.2% (Premiums Paid $266)		350

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $158,041)		157,614

SHORT-TERM INVESTMENTS—3.0%
Money Market Mutual Fund—3.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	4,718,549	4,719

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,719)		4,719

	SHARES	VALUE
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 101.5% (Identified Cost $162,760)		162,333 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.4)%
	SHARES	VALUE
Call Options—0.0%
S&P 500® Index Fund expiration 1/2/15 strike price $2,150(2)	614	$(3)
S&P 500® Index Fund expiration 1/2/15 strike price $2,160(2)	638	(13)

		(16)

Put Options—(0.4)%
S&P 500® Index Fund expiration 1/2/15 strike price $1,970(2)	614	(15)
S&P 500® Index Fund expiration 1/9/15 strike price $2,020(2)	638	(635)

		(650)

TOTAL WRITTEN OPTIONS —(0.4)% (Premiums Received $493)		(666)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS —101.1% (Identified Cost $162,267)		161,667 (1)
Other assets and liabilities, net—(1.1)%		(1,708)

NET ASSETS—100.0%		$159,959

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$157,264	$157,264
Purchased Options	350	350
Short-Term Investments	4,719	4,719

Total Investments	$162,333	$162,333

LIABILITIES TABLE

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Written Options	$(666)	$(666)

Total Liabilities	$(666)	$(666)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and level 2 related to securities held at December 31, 2014.

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.4%
Consumer Discretionary—12.2%
Advance Auto Parts, Inc.	1,156	$184
Dick’s Sporting Goods, Inc.	4,957	246
Ross Stores, Inc.	4,192	395
TripAdvisor, Inc.(2)	2,259	169

		994

Consumer Staples—7.8%
Brown-Forman Corp. Class B	1,266	111
Church & Dwight Co., Inc.	1,976	156
Monster Beverage Corp.(2)	3,448	374

		641

Energy—4.7%
Core Laboratories N.V.	1,569	189
Dresser-Rand Group, Inc.(2)	2,417	198

		387

Financials—11.3%
First Cash Financial Services, Inc.(2)	3,919	218
RLI Corp.	3,901	193
Signature Bank(2)	1,842	232
T. Rowe Price Group, Inc.	3,242	278

		921

Health Care—14.9%
Cooper Companies, Inc.	1,716	278
Edwards Lifesciences Corp.(2)	2,985	380
Sirona Dental Systems, Inc.(2)	4,167	364
Zoetis, Inc.	4,616	199

		1,221

Industrials—25.6%
Copart, Inc.(2)	5,676	207
Equifax, Inc.	2,478	200
Expeditors International of Washington, Inc.	6,113	273
Exponent, Inc.	3,255	269
Graco, Inc.	2,008	161
Nordson Corp.	3,065	239
Rockwell Collins, Inc.	3,155	266
Towers Watson & Co. Class A	2,003	227
WABCO Holdings, Inc.(2)	2,418	253

		2,095

	SHARES	VALUE
Information Technology—11.0%
Amphenol Corp. Class A	5,605	$301
ANSYS, Inc.(2)	3,195	262
Intuit, Inc.	3,663	338

		901

Materials—2.8%
International Flavors & Fragrances, Inc.	2,219	225

Utilities—3.1%
Questar Corp.	10,140	256

TOTAL COMMON STOCKS (Identified Cost $5,997)		7,641

TOTAL LONG TERM INVESTMENTS—93.4% (Identified Cost $5,997)		7,641

SHORT-TERM INVESTMENTS—5.5%
Money Market Mutual Fund—5.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	450,652	451

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $451)		451

TOTAL INVESTMENTS—98.9% (Identified Cost $6,448)		8,092	(1)
Other assets and liabilities, net—1.1%		90

NET ASSETS—100.0%		$8,182

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$7,641	$7,641
Short-term Investments	451	451

Total Investments	$8,092	$8,092

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—16.1%
Capella Education Co.	32,145	$2,474
Discovery Communications, Inc. Class A(2)	37,950	1,307
Domino’s Pizza, Inc.	24,365	2,295
Morningstar, Inc.	24,550	1,589
Pool Corp.	31,575	2,003
Ross Stores, Inc.	18,435	1,738
TripAdvisor, Inc.(2)	23,550	1,758
Wynn Resorts Ltd.	8,190	1,218

		14,382

Consumer Staples—14.2%
Brown-Forman Corp. Class B	25,740	2,261
Chefs’ Warehouse, Inc. (The)(2)	75,985	1,751
McCormick & Co., Inc.	23,865	1,773
Mead Johnson Nutrition Co.	30,815	3,098
Monster Beverage Corp.(2)	35,090	3,802

		12,685

Energy—2.8%
Cameron International Corp.(2)	30,160	1,506
Core Laboratories N.V.	8,365	1,007

		2,513

Financials—5.3%
Financial Engines, Inc.	41,280	1,509
MarketAxess Holdings, Inc.	22,970	1,647
T. Rowe Price Group, Inc.	18,200	1,563

		4,719

Health Care—16.0%
athenahealth, Inc.(2)	10,530	1,534
Cerner Corp.(2)	46,625	3,015
Intuitive Surgical, Inc.(2)	3,945	2,087
Medidata Solutions, Inc.(2)	33,920	1,620
Perrigo Co. plc	14,060	2,350
Sirona Dental Systems, Inc.(2)	22,525	1,968
Zoetis, Inc.	39,725	1,709

		14,283

Industrials—13.6%
Expeditors International of Washington, Inc.	20,725	924
Fastenal Co.	35,045	1,667
Middleby Corp.(2)	14,480	1,435
Proto Labs, Inc.(2)(3)	23,610	1,586

	SHARES	VALUE
Industrials—(continued)
Roper Industries, Inc.	14,930	$2,334
Stericycle, Inc.(2)	14,615	1,916
Towers Watson & Co. Class A	19,810	2,242

		12,104

Information Technology—29.4%
Amphenol Corp. Class A	49,640	2,671
ANSYS, Inc.(2)	16,535	1,356
CoStar Group, Inc.(2)	11,795	2,166
Ellie Mae, Inc.(2)	49,040	1,977
First Solar, Inc.(2)	24,540	1,094
Fleetmatics Group plc(2)(3)	43,815	1,555
Gartner, Inc.(2)	29,645	2,497
HomeAway, Inc.(2)	70,630	2,103
MercadoLibre, Inc.	22,665	2,894
SolarWinds, Inc.(2)	52,985	2,640
Tableau Software, Inc. Class A(2)	21,475	1,820
Twitter Inc(2)	42,560	1,527
Workday, Inc.(2)	24,035	1,962

		26,262

Materials—2.1%
Airgas, Inc.	16,185	1,864

TOTAL COMMON STOCKS (Identified Cost $70,593)		88,812

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $70,593)		88,812

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	493,311	493

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $493)		493

SECURITIES LENDING COLLATERAL—2.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	2,063,400	2,063

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,063)		2,063

1

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—102.4% (Identified Cost $73,149)	91,368	(1)
Other assets and liabilities, net—(2.4)%	(2,140)

NET ASSETS—100.0%	$89,228

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$88,812	$88,812
Securities Lending Collateral	2,063	2,063
Short-term Investments	493	493

Total Investments	$91,368	$91,368

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.7%
Consumer Discretionary—16.4%
Las Vegas Sands Corp.	30,803	$1,791
Lowe’s Cos., Inc.	42,170	2,901
Time Warner, Inc.	39,872	3,406
TJX Cos., Inc.	44,762	3,070
VF Corp.	42,679	3,197

		14,365

Consumer Staples—7.0%
Coca-Cola Enterprises, Inc.	35,606	1,574
Diageo plc Sponsored ADR	10,639	1,214
Kimberly-Clark Corp.	14,649	1,693
Nestle S.A. Sponsored ADR	22,244	1,623

		6,104

Energy—6.3%
Exxon Mobil Corp.	22,545	2,084
Halliburton Co.	31,672	1,246
National Oilwell Varco, Inc.	33,864	2,219

		5,549

Financials—21.4%
American Express Co.	35,534	3,306
Charles Schwab Corp. (The)	58,955	1,780
CME Group, Inc.	27,987	2,481
Marsh & McLennan Cos., Inc.	39,150	2,241
PNC Financial Services Group, Inc. (The)	28,688	2,617
Travelers Cos., Inc. (The)	36,855	3,901
U.S. Bancorp	52,413	2,356

		18,682

Health Care—12.0%
Abbott Laboratories	38,324	1,725
Covidien plc	27,647	2,828
Gilead Sciences, Inc.(2)	20,969	1,977
Johnson & Johnson	20,026	2,094
Roche Holding AG Sponsored ADR	55,145	1,872

		10,496

Industrials—12.4%
3M Co.	17,378	2,855
Honeywell International, Inc.	18,361	1,835
Illinois Tool Works, Inc.	22,219	2,104

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	33,886	$4,037

		10,831

Information Technology—11.5%
Analog Devices, Inc.	37,511	2,083
Apple, Inc.	36,441	4,022
Applied Materials, Inc.	158,003	3,937

		10,042

Materials—5.2%
International Flavors & Fragrances, Inc.	25,366	2,571
PPG Industries, Inc.	8,678	2,006

		4,577

Utilities—4.5%
AGL Resources, Inc.	53,617	2,923
Questar Corp.	39,270	993

		3,916

TOTAL COMMON STOCKS (Identified Cost $61,013)		84,562

TOTAL LONG TERM INVESTMENTS—96.7% (Identified Cost $61,013)		84,562

SHORT-TERM INVESTMENTS—5.3%
Money Market Mutual Fund—5.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	4,639,747	4,640

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,640)		4,640

TOTAL INVESTMENTS—102.0% (Identified Cost $65,653)		89,202	(1)
Other assets and liabilities, net—(2.0)%		(1,791)

NET ASSETS—100.0%		$87,411

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	95%
Switzerland	4
United Kingdom	1

Total	100%

† % of total investments as of December 31, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$84,562	$84,562
Short-term Investments	4,640	4,640

Total Investments	$89,202	$89,202

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.9%
Consumer Discretionary—9.9%
Cheesecake Factory, Inc. (The)	151,300	$7,612
Cinemark Holdings, Inc.	265,000	9,429
Wolverine World Wide, Inc.	315,000	9,283

		26,324

Consumer Staples—9.0%
National Beverage Corp.(2)	337,304	7,630
Village Super Market, Inc. Class A	110,000	3,011
WD-40 Co.	156,954	13,353

		23,994

Financials—19.5%
Artisan Partners Asset Management, Inc. Class A	151,000	7,630
Bank of Hawaii Corp.	114,000	6,761
First Cash Financial Services, Inc.(2)	176,800	9,843
Primerica, Inc.	168,000	9,116
RLI Corp.	238,012	11,758
Westamerica Bancorp	138,868	6,807

		51,915

Health Care—3.3%
Patterson Cos., Inc.	186,000	8,946

Industrials—20.7%
CLARCOR, Inc.	142,061	9,467
Corporate Executive Board Co. (The)	160,782	11,661
G&K Services, Inc. Class A	52,683	3,733
Graco, Inc.	151,767	12,169
Landstar System, Inc.	150,828	10,940
RBC Bearings, Inc.	65,000	4,194
Sun Hydraulics Corp.	77,000	3,032

		55,196

Information Technology—28.7%
American Software, Inc. Class A	460,000	4,191
Badger Meter, Inc.	154,617	9,176
Cabot Microelectronics Corp.(2)	165,900	7,850
Cass Information Systems, Inc.	207,019	11,024
Cognex Corp.(2)	133,356	5,512
Computer Services, Inc.	147,104	5,888
Heartland Payment Systems, Inc.	110,000	5,934
Jack Henry & Associates, Inc.	179,450	11,151
Monotype Imaging Holdings, Inc.	188,299	5,429

	SHARES	VALUE
Information Technology—(continued)
Syntel Co.(2)	232,086	$10,439

		76,594

Materials—2.1%
Balchem Corp.	83,836	5,587

Utilities—3.7%
Questar Corp.	392,000	9,910

TOTAL COMMON STOCKS (Identified Cost $170,517)		258,466

TOTAL LONG TERM INVESTMENTS—96.9% (Identified Cost $170,517)		258,466

SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Fund—3.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	8,534,849	8,535

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,535)		8,535

TOTAL INVESTMENTS—100.1% (Identified Cost $179,052)		267,001	(1)
Other assets and liabilities, net—(0.1)%		(214)

NET ASSETS—100.0%		$266,787

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$258,466	$258,466
Short-term Investments	8,535	8,535

Total Investments	$267,001	$267,001

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.0%
Consumer Discretionary—9.6%
Hibbett Sports, Inc.(2)	177,900	$8,616
NVR, Inc.(2)	10,400	13,263
Pool Corp.	138,950	8,815
Thor Industries, Inc.	91,400	5,107

		35,801

Consumer Staples—1.8%
Chefs’ Warehouse, Inc. (The)(2)	300,000	6,912

Energy—3.3%
Core Laboratories N.V.	102,200	12,299

Financials—22.3%
Artisan Partners Asset Management, Inc. Class A	295,000	14,906
Brown & Brown, Inc.	346,700	11,410
Cohen & Steers, Inc.	203,711	8,572
MarketAxess Holdings, Inc.	231,432	16,596
Primerica, Inc.	297,700	16,153
RLI Corp.	321,000	15,858

		83,495

Health Care—15.9%
Abaxis, Inc.	316,000	17,958
Computer Programs & Systems, Inc.	214,400	13,025
Owens & Minor, Inc.	282,400	9,915
Sirona Dental Systems, Inc.(2)	211,000	18,435

		59,333

Industrials—23.7%
CLARCOR, Inc.	144,000	9,596
Copart, Inc.(2)	495,500	18,081
Exponent, Inc.	226,063	18,650
Graco, Inc.	100,000	8,018
Landstar System, Inc.	99,700	7,231
Lincoln Electric Holdings, Inc.	51,700	3,572
RBC Bearings, Inc.	106,648	6,882
Rollins, Inc.	116,900	3,869
Toro Co. (The)	201,800	12,877

		88,776

Information Technology—17.4%
ANSYS, Inc.(2)	153,438	12,582
Blackbaud, Inc.	88,954	3,848

	SHARES	VALUE
Information Technology—(continued)
CDW Corp.	486,000	$17,092
FactSet Research Systems, Inc.	118,800	16,721
Jack Henry & Associates, Inc.	238,200	14,802

		65,045

Materials—2.0%
AptarGroup, Inc.	111,500	7,453

TOTAL COMMON STOCKS (Identified Cost $252,595)		359,114

TOTAL LONG TERM INVESTMENTS—96.0% (Identified Cost $252,595)		359,114

SHORT-TERM INVESTMENTS—5.2%
Money Market Mutual Fund—5.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	19,504,910	19,505

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,505)		19,505

TOTAL INVESTMENTS—101.2% (Identified Cost $272,100)		378,619	(1)
Other assets and liabilities, net—(1.2)%		(4,307)

NET ASSETS—100.0%		$374,312

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$359,114	$359,114
Short-term Investments	19,505	19,505

Total Investments	$378,619	$378,619

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.8%
Consumer Discretionary—12.0%
Hibbett Sports, Inc.(2)	97,900	$4,741
Monro Muffler Brake, Inc.	51,000	2,948
Morningstar, Inc.	62,578	4,049
Pool Corp.	39,200	2,487

		14,225

Consumer Staples—10.1%
Chefs’ Warehouse, Inc. (The)(2)	318,000	7,327
PriceSmart, Inc.	51,700	4,716

		12,043

Financials—12.3%
Cohen & Steers, Inc.	53,300	2,243
Financial Engines, Inc.	150,051	5,484
MarketAxess Holdings, Inc.	97,000	6,956

		14,683

Health Care—12.5%
Abaxis, Inc.	94,100	5,348
National Research Corp. Class A	273,504	3,826
Sirona Dental Systems, Inc.(2)	65,400	5,714

		14,888

Industrials—15.0%
AAON, Inc.	124,000	2,776
Copart, Inc.(2)	116,700	4,259
Heartland Express, Inc.	48,500	1,310
HEICO Corp. Class A	82,733	3,918
HUB Group, Inc. Class A(2)	70,500	2,685
Omega Flex, Inc.	78,417	2,965

		17,913

Information Technology—31.7%
ANSYS, Inc.(2)	43,400	3,559
Ellie Mae, Inc.(2)	134,400	5,419
FactSet Research Systems, Inc.	30,600	4,307
Forrester Research, Inc.	101,200	3,983
HomeAway, Inc.(2)	157,500	4,691
MercadoLibre, Inc.	25,800	3,294
Mesa Laboratories, Inc.	30,100	2,327
NVE Corp.	95,100	6,732
Shutterstock, Inc.(2)	48,900	3,379

		37,691

	SHARES	VALUE
Materials—3.2%
UFP Technologies, Inc.(2)	153,600	$3,776

TOTAL COMMON STOCKS (Identified Cost $80,718)		115,219

TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $80,718)		115,219

SHORT-TERM INVESTMENTS—3.4%
Money Market Mutual Fund—3.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	3,991,193	3,991

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,991)		3,991

TOTAL INVESTMENTS—100.2% (Identified Cost $84,709)		119,210	(1)
Other assets and liabilities, net—(0.2)%		(260)

NET ASSETS—100.0%		$118,950

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$115,219	$115,219
Short-term Investments	3,991	3,991

Total Investments	$119,210	$119,210

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%
Consumer Discretionary—19.1%
Home Depot, Inc. (The)	108,480	$11,387
Las Vegas Sands Corp.	128,750	7,488
NIKE, Inc. Class B	184,370	17,727
Priceline Group, Inc. (The)(2)	8,850	10,091
Ross Stores, Inc.	118,870	11,205
Starbucks Corp.	155,070	12,724
Time Warner, Inc.	76,310	6,518
TripAdvisor, Inc.(2)	87,610	6,541

		83,681

Consumer Staples—10.8%
Colgate-Palmolive Co.	129,830	8,983
Costco Wholesale Corp.	64,193	9,099
Estee Lauder Cos., Inc. (The) Class A	70,030	5,336
Mead Johnson Nutrition Co.	85,340	8,580
Monster Beverage Corp.(2)	141,001	15,278

		47,276

Energy—2.5%
Core Laboratories N.V.	30,780	3,704
Schlumberger Ltd.	85,930	7,339

		11,043

Financials—3.0%
Charles Schwab Corp. (The)	203,870	6,155
T. Rowe Price Group, Inc.	80,140	6,881

		13,036

Health Care—16.1%
Amgen, Inc.	26,610	4,239
Bristol-Myers Squibb Co.	72,210	4,263
Celgene Corp.(2)	83,360	9,325
Cerner Corp.(2)	144,131	9,319
Gilead Sciences, Inc.(2)	138,030	13,011
Intuitive Surgical, Inc.(2)	13,325	7,048
Medidata Solutions, Inc.(2)	138,270	6,602
Perrigo Co. plc	49,670	8,303
Zoetis, Inc.	189,150	8,139

		70,249

Industrials—8.4%
Canadian Pacific Railway Ltd.	20,140	3,881
Danaher Corp.	104,420	8,950
Fastenal Co.	79,379	3,775

	SHARES	VALUE
Industrials—(continued)
Roper Industries, Inc.	60,330	$9,433
Towers Watson & Co. Class A	93,500	10,581

		36,620

Information Technology—36.2%
Accenture plc Class A	75,050	6,703
Amphenol Corp. Class A	217,390	11,698
ANSYS, Inc.(2)	116,360	9,542
Apple, Inc.	294,250	32,479
Applied Materials, Inc.	520,810	12,979
Baidu, Inc. Sponsored ADR(2)	55,420	12,634
CoStar Group, Inc.(2)	42,455	7,796
Facebook, Inc. Class A(2)	354,940	27,692
Fleetmatics Group plc(2)(3)	207,550	7,366
Tableau Software, Inc. Class A(2)	88,300	7,484
Visa, Inc. Class A	53,990	14,156
Workday, Inc.(2)	97,580	7,963

		158,492

Materials—3.6%
Ecolab, Inc.	76,920	8,040
Praxair, Inc.	60,930	7,894

		15,934

TOTAL COMMON STOCKS (Identified Cost $285,029)		436,331

TOTAL LONG TERM INVESTMENTS—99.7% (Identified Cost $285,029)		436,331

SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	2,143,058	2,143

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,143)		2,143

SECURITIES LENDING COLLATERAL—1.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	7,579,260	7,579

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,579)		7,579

1

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—101.9% (Identified Cost $294,751)	446,053	(1)
Other assets and liabilities, net—(1.9)%	(8,336)

NET ASSETS—100.0%	$437,717

Abbreviations:

ADR American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$436,331	$436,331
Securities Lending Collateral	7,579	7,579
Short-Term Investments	2,143	2,143

Total Investments	$446,053	$446,053

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note
2.375%, 8/15/24	$160		$163
3.125%, 8/15/44	300		323

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $465)			486

FOREIGN GOVERNMENT SECURITIES—2.7%
Argentine Republic
Series X, 0.000%, 4/17/17(16)	115		111
0.000%, 5/7/24(16)	80		78
Series NY, 8.280%, 12/31/33	484		434
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	85		39
RegS 8.250%, 10/13/24(5)	140		62
7.650%, 4/21/25	320		137
9.375%, 1/13/34	245		108
Federative Republic of Brazil 8.500%, 1/5/24	1,140	BRL	393
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		202
Mongolia 144A 5.125%, 12/5/22(4)	200		174
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(4)	150		149
Republic of Chile 5.500%, 8/5/20	95,000	CLP	165
Republic of Colombia 12.000%, 10/22/15	121,000	COP	53
Treasury Note, Series B, 11.250%, 10/24/18	230,500	COP	115
4.375%, 3/21/23	386,000	COP	142
Republic of El Salvador 144A 6.375%, 1/18/27(4)	175		176
Republic of Ghana 144A 8.125%, 1/18/26(4)	200		185
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,731,000	IDR	315
Series FR55, 7.375%, 9/15/16	1,836,000	IDR	148
Series FR63, 5.625%, 5/15/23	1,061,000	IDR	74
Republic of Kazakhstan 144A 4.875%, 10/14/44(4)	200		184
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	117
Republic of South Africa Series R203, 8.250%, 9/15/17	1,125	ZAR	100
Republic of Uruguay 4.375%, 12/15/28	3,204	UYU(10)	131
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	134
144A 4.875%, 9/16/23(4)	400		356
United Mexican States
Series M, 6.000%, 6/18/15	4,715	MXN	324

	PAR VALUE		VALUE
Series M, 6.500%, 6/9/22	6,270	MXN	$446

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,159)			5,052

MORTGAGE-BACKED SECURITIES—3.6%
Agency—0.8%
FNMA
3.500%, 12/1/42	$289		302
3.000%, 3/1/43	464		469
3.000%, 5/1/43	145		146
3.000%, 6/1/43	316		320
4.000%, 10/1/44	318		340

			1,577

Non-Agency—2.8%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	200		206
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	165		129
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	53		54
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	223		236
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)	375		419
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	91		87
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(3)	174		178
Fannie Mae Connecticut Avenue Securities 14- C02, 2M2 2.770%, 5/25/24(3)	215		189
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(4)	259		274
06-RP1, 1A4 144A 8.500%, 1/25/36(4)	132		142
Goldman Sachs Mortgage Securities Trust II 07- GG10, A4 5.796%, 8/10/45(3)	45		49
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150		155
06-PW13, AM 5.582%, 9/11/41(3)	375		396
07-T28, A3 5.793%, 9/11/42	184		184

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(4)	$350	$382
06-LDP9, A3 5.336%, 5/15/47	182	193
07-LDPX, AM 5.464%, 1/15/49(3)	175	181
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	197	206
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 5.904%, 7/15/44(3)	160	173
MASTR Alternative Loan Trust 04- 6, 7A1 6.000%, 7/25/34	98	100
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(4)	156	159
05-1, 1A5 144A 8.000%, 8/25/34(4)	190	194
Morgan Stanley Capital I Trust
05-IQ10, A4B 5.252%, 9/15/42(3)	365	374
07-IQ14, AM 5.684%, 4/15/49(3)	137	143
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)	205	203
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	66	68
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	107	113
Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32	127	125

		5,312

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,784)		6,889

ASSET-BACKED SECURITIES—1.4%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	180	184
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(4)	170	171
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.332%, 7/25/35(3)	216	215
05-12, 2A4 5.106%, 2/25/36(3)	160	155
05-12, 1A4 5.128%, 2/25/36(3)	175	175
Carfinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	254	260
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	170	173

	PAR VALUE	VALUE
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(4)	$140	$139
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	249	250
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	122	125
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(4)	164	167
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	85	87
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	105	109
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	102	106
06-H11, M1 6.010%, 2/25/36(3)	72	72
07-HI1, A3 5.720%, 3/25/37	64	65
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	215	216

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,635)		2,669

CORPORATE BONDS AND NOTES—20.7%
Consumer Discretionary—3.0%
Anna Merger Sub, Inc. 144A 7.750%, 10/1/22(4)	130	132
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	190	181
Boyd Gaming Corp. 9.000%, 7/1/20	190	195
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	120	126
144A 6.125%, 7/1/22(4)	55	57
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	40	30
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	65	64
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	95	84
CCO Holdings LLC
5.250%, 3/15/21	85	86
5.250%, 9/30/22	90	90
Churchill Downs, Inc. 5.375%, 12/15/21	175	176
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	380	402

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	$200	$209
iHeartCommunications, Inc. 10.000%, 1/15/18	50	43
Intelsat Jackson Holdings SA 5.500%, 8/1/23	130	130
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	190	194
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125	133
Lear Corp. 5.250%, 1/15/25	170	173
Meritor, Inc. 6.750%, 6/15/21	160	168
MGM Resorts International 6.000%, 3/15/23	170	172
MHGE Parent LLC 144A 8.500%, 8/1/19(4)	145	142
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	80	82
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(4)	20	21
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(4)	20	20
Numericable Group SA 144A 6.000%, 5/15/22(4)	215	216
Penn National Gaming, Inc. 5.875%, 11/1/21	85	79
Pinnacle Entertainment, Inc.
7.500%, 4/15/21	75	79
6.375%, 8/1/21	220	228
QVC, Inc. 5.125%, 7/2/22	135	142
Scientific Games International, Inc.
144A 6.625%, 5/15/21(4)	185	130
144A 7.000%, 1/1/22(4)	110	112
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	50	50
Sinclair Television Group, Inc. 5.375%, 4/1/21	190	189
Standard Pacific Corp. 5.875%, 11/15/24	70	70
Station Casinos LLC 7.500%, 3/1/21	125	129
Taylor Morrison Communities, Inc. (Monarch
Communities, Inc.) 144A 5.250%, 4/15/21(4)	225	223
Tenneco, Inc. 5.375%, 12/15/24	65	67
Toll Brothers Finance Corp.
4.000%, 12/31/18	210	211
6.750%, 11/1/19	135	152
Viking Cruises Ltd. 144A 8.500%, 10/15/22(4)	180	196
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	200	204

		5,587

Consumer Staples—0.1%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	100	100
Ingles Markets, Inc. 5.750%, 6/15/23	160	161

		261

	PAR VALUE	VALUE
Energy—3.7%
Atlas Energy Holdings Operating Co. LLC 7.750%, 1/15/21	$65	$47
BreitBurn Energy Partners 7.875%, 4/15/22	95	74
California Resources Corp. 144A 6.000%, 11/15/24(4)	225	191
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)	195	175
Carrizo Oil & Gas, Inc.
144A 7.500%, 9/15/20(4)	100	96
7.500%, 9/15/20	95	92
CHC Helicopter SA 9.250%, 10/15/20	198	195
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	145
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(4)	125	117
Denbury Resources, Inc. 5.500%, 5/1/22	180	166
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(4)	125	111
Energy Transfer Partners LP 5.875%, 1/15/24	180	184
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(4)	225	122
EnQuest plc 144A 7.000%, 4/15/22(4)	200	126
EPL Oil & Gas, Inc. 8.250%, 2/15/18	210	161
Exterran Partners LP 144A 6.000%, 10/1/22(4)	150	129
Forest Oil Corp. 7.250%, 6/15/19	185	68
FTS International, Inc. 144A 6.250%, 5/1/22(4)	90	67
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(7)	200	159
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	140
Gulfport Energy Corp. 144A 7.750%, 11/1/20(4)	160	157
Halcon Resources Corp. 8.875%, 5/15/21	175	133
Laredo Petroleum, Inc. 7.375%, 5/1/22	170	160
Linn Energy LLC 6.500%, 5/15/19	150	129
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	190	180
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	275	270
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	90	82
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)	160	154
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(7)	200	148
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	236	216

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	$165		$143
Parker Drilling Co. (The) 7.500%, 8/1/20	190		154
Petrobras Global Finance BV 6.250%, 3/17/24	120		114
Petrobras International Finance Co. 5.375%, 1/27/21	180		167
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	80		60
RegS 8.500%, 11/2/17(5)	90		52
144A 6.000%, 5/16/24(4)	490		188
RegS 6.000%, 11/15/26(5)	290		107
Petroleos Mexicanos
4.875%, 1/18/24	60		62
6.500%, 6/2/41	100		115
PHI, Inc. 5.250%, 3/15/19	70		60
QEP Resources, Inc. 6.875%, 3/1/21	190		196
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200		126
Regency Energy Partners LP
5.875%, 3/1/22	140		140
4.500%, 11/1/23	145		134
Rosetta Resources, Inc. 5.875%, 6/1/22	185		168
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200		145
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160		158
SM Energy Co. 144A 6.125%, 11/15/22(4)	210		198
Transocean, Inc. 3.800%, 10/15/22	195		158
Tullow Oil plc 144A 6.000%, 11/1/20(4)	200		168

			7,007

Financials—6.4%
Aircastle Ltd. 5.125%, 3/15/21	345		346
Akbank TAS 144A 7.500%, 2/5/18	300	TRY	118
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		274
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	200		190
Ares Capital Corp. 3.875%, 1/15/20	205		205
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(4)	185		191
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(4)	200		217
144A 6.750%, 9/30/22(4)	170		187
Banco Bradesco S.A. 144A 5.900%, 1/16/21(4)	200		209
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	210		222
Banco do Brasil SA RegS 5.375%, 1/15/21(5)	250		251

	PAR VALUE		VALUE
Financials—(continued)
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	$90		$95
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	370	BRL	133
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		193
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	195		206
Bancolombia S.A. 5.125%, 9/11/22	215		213
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		206
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		207
Braskem America Finance Co. RegS 7.125%, 7/22/41(5)	230		228
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	200		203
Caixa Economica Federal 144A 7.250%, 7/23/24(3)(4)	200		191
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	136		146
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000% (3)(4)(6)(8)	195		251
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	250		248
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	145		148
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		250
E*Trade Financial Corp. 5.375%, 11/15/22	175		179
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		169
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(4)	200		184
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		54
First Cash Financial Services, Inc. 6.750%, 4/1/21	105		110
First Niagara Financial Group, Inc. 7.250%, 12/15/21	255		289
General Motors Financial Co., Inc. 4.750%, 8/15/17	355		375
Genworth Holdings, Inc. 4.900%, 8/15/23	130		105
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	145		147
5.375%, 11/1/23	5		5
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(6)(8)	250		266
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 4.875%, 3/15/19	15		15

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
6.000%, 8/1/20	$70		$72
5.875%, 2/1/22	145		146
iStar Financial, Inc.
4.875%, 7/1/18	65		64
5.000%, 7/1/19	100		97
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	200		199
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		193
Leucadia National Corp. 5.500%, 10/18/23	70		72
Morgan Stanley
144A 10.090%, 5/3/17	300	BRL	110
Series H, 5.450%, 12/29/49(3)	180		181
MPT Operating Partnership LP 5.500%, 5/1/24	65		68
Nationstar Mortgage LLC 6.500%, 7/1/21	325		297
Navient LLC 5.500%, 1/25/23	175		168
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	200		172
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		251
Progressive Corp. (The) 6.700%, 6/15/37(3)	305		330
Prudential Financial, Inc.
5.875%, 9/15/42(3)	205		216
5.625%, 6/15/43(3)(6)	75		77
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		271
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	175		148
Sabra Health Care LP 5.500%, 2/1/21	60		63
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)	205		206
Springleaf Finance Corp. 5.250%, 12/15/19	170		167
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150		151
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235		236
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(5)(7)	100		76
Voya Financial, Inc. (ING (U.S.), Inc.) 5.650%, 5/15/53(3)	150		149
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(7)	200		172
Walter Investment Management Corp. 7.875%, 12/15/21	215		193
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	200		194

	PAR VALUE	VALUE
Financials—(continued)
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	$125	$125

		12,090

Health Care—1.1%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	60	59
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(4)(14)	35	35
Catamaran Corp. 4.750%, 3/15/21	120	120
Centene Corp. 4.750%, 5/15/22	145	146
Community Health Systems, Inc. 6.875%, 2/1/22	40	43
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145	130
Endo Finance LLC 144A 5.375%, 1/15/23(4)	145	142
IASIS Healthcare LLC 8.375%, 5/15/19	105	111
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	20	21
LifePoint Hospitals, Inc. 5.500%, 12/1/21	135	139
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(4)	75	77
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	120	123
Omnicare, Inc. 4.750%, 12/1/22	5	5
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	30	31
Select Medical Corp. 6.375%, 6/1/21	180	184
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(4)	100	103
4.500%, 4/1/21	275	277
8.125%, 4/1/22	175	196
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	5	5
144A 5.625%, 12/1/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	203

		2,155

Industrials—2.2%
AAR Corp. 7.250%, 1/15/22	165	179
ADT Corp. (The) 6.250%, 10/15/21	210	216
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	155	161
Air Canada
144A 6.750%, 10/1/19(4)	190	198
Pass-Through- Trust, 13-1, B 144A 5.375%, 5/15/21(4)	82	83

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
American Airlines Pass-Through- Trust 14-1, B 4.375%, 10/1/22	$180	$185
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	141	146
Avis Budget Car Rental LLC 5.500%, 4/1/23	105	108
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	320	327
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	160	164
Building Materials Corp. of America 144A 5.375%, 11/15/24(4)	80	80
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	240	264
01-1, A1 6.703%, 6/15/21	253	274
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	55	56
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	113
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	191
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	115	113
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(4)	60	61
KLX, Inc. 144A 5.875%, 12/1/22(4)	200	203
Masco Corp. 5.950%, 3/15/22	130	144
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	115	123
Rexel SA 144A 5.250%, 6/15/20(4)	230	233
Spirit AeroSystems, Inc. 5.250%, 3/15/22	50	51
TransDigm, Inc. 6.000%, 7/15/22	180	180
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	105	115
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	184	198

		4,166

Information Technology—0.8%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	315	309
First Data Corp.
144A 8.250%, 1/15/21(4)	170	183
11.750%, 8/15/21	300	346
PIK Interest Capitalization, 144A 8.750%, 1/15/22(4)(14)	115	124
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(4)	150	136
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(4)(14)	55	54
Interactive Data Corp. 144A 5.875%, 4/15/19(4)	135	134

	PAR VALUE		VALUE
Information Technology—(continued)
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(4)	$15		$15
Sanmina Corp. 144A 4.375%, 6/1/19(4)	30		30
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(4)(14)	70		71
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(4)	50		30
VeriSign, Inc. 4.625%, 5/1/23	120		118

			1,550

Materials—1.9%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260		272
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	425		415
Cascades, Inc. 144A 5.500%, 7/15/22(4)	215		215
Cemex SAB de CV 144A 7.250%, 1/15/21(4)	200		210
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		68
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(4)	160		146
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	300		324
Hexion U.S. Finance Corp.
8.875%, 2/1/18	105		94
6.625%, 4/15/20	100		99
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		197
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	115		95
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260		268
Sealed Air Corp. 144A 4.875%, 12/1/22(4)	175		174
Tronox Finance LLC 6.375%, 8/15/20	170		171
United States Steel Corp. 6.875%, 4/1/21	225		231
Vale Overseas Ltd. 4.375%, 1/11/22	225		217
Vedanta Resources plc
144A 9.500%, 7/18/18(4)	165		178
144A 6.000%, 1/31/19(4)	200		196

			3,570

Telecommunication Services—1.1%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	133
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		214
CenturyLink, Inc. Series S, 6.450%, 6/15/21	150		162

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	$200	$195
Frontier Communications Corp. 6.250%, 9/15/21	95	96
Level 3 Financing, Inc. 7.000%, 6/1/20	220	233
Sprint Communications, Inc. 6.000%, 11/15/22	95	88
Sprint Corp. 7.250%, 9/15/21	105	105
T-Mobile USA, Inc.
6.125%, 1/15/22	100	102
6.731%, 4/28/22	35	36
6.500%, 1/15/24	75	77
West Corp. 144A 5.375%, 7/15/22(4)	140	134
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(4)	200	187
Windstream Corp.
7.750%, 10/15/20	105	108
7.750%, 10/1/21	160	164

		2,034

Utilities—0.4%
AmeriGas Partners LP 7.000%, 5/20/22	155	161
Calpine Corp. 144A 6.000%, 1/15/22(4)	5	5
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(4)	75	77
144A 7.625%, 11/1/24(4)	45	46
Electricite de France SA 144A 5.250% (3)(4)(6)(8)	240	246
RJS Power Holdings LLC 144A 5.125%, 7/15/19(4)	120	119

		654

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $40,598)		39,074

LOAN AGREEMENTS(3)—4.4%
Consumer Discretionary—1.1%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	105	104
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	69	68
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 10.500%, 10/31/16	45	40
Tranche B-6, 6.985%, 3/1/17	40	35
Tranche B-7, 9.750%, 1/28/18	22	19
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	74	68
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	106	105

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Clear Channel Communications, Inc. Tranche D, 6.919%, 1/30/19	$389	$367
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	178	173
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22(9)	80	78
Granite Broadcasting Corp. Tranche B, First Lien, 6.750%, 5/23/18	64	63
Key Safety Systems, Inc. 4.750%, 8/29/21	88	87
Landry’s Restaurant, Inc. Tranche B, 4.000%, 4/24/18	251	250
Marina District Finance Co., Inc. 6.750%, 8/15/18	72	72
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	180	181
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	116	116
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	77	76
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	214	206

		2,108

Consumer Staples—0.1%
Albertson’s LLC
Tranche B-4, 4.500%, 8/25/21	115	115
Tranche B-4-1, 4.500%, 8/25/21	15	15
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	126	129

		259

Energy—0.5%
Arch Coal, Inc. 6.250%, 5/16/18	184	153
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	132	119
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	112	90
Expro Finservices S.A.R.L. 5.750%, 9/2/21	89	73
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	180	133
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	92
Seadrill Operating LP 4.000%, 2/21/21	103	81
Templar Energy LLC Second Lien, 8.500%, 11/25/20	170	123

		864

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—0.3%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	$180	$141
Asurion LLC Second Lien, 8.500%, 3/3/21	180	179
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	83
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	70	63

		466

Health Care—0.5%
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	48	48
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	147	146
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	59	59
Second Lien, 11.000%, 1/2/19	37	37
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	46	46
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	150	150
MMM Holdings, Inc. 9.750%, 12/12/17	53	51
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	39	37
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	97	96
Pharmedium Healthcare Corp. Second Lien, 7.750%, 1/28/22	36	36
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	155	154
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20	47	46
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	19	19
Second Lien, 8.500%, 11/3/21	55	53

		978

Industrials—0.7%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	17	17
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	170	169
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	139	131
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	124	125
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	113	113

	PAR VALUE	VALUE
Industrials—(continued)
DynCorp International, Inc. 6.250%, 7/7/16	$73	$73
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	140	140
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21	105	103
International Equipment Solutions Global B.V. 6.750%, 8/16/19	107	106
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc.) Second Lien 8.250%, 1/25/21	145	143
Navistar, Inc. Tranche B, 5.750%, 8/17/17	132	132
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	140	133

		1,385

Information Technology—1.0%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	102	100
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	120	118
Blue Coat Systems, Inc.
4.000%, 5/31/19	97	94
Second Lien, 9.500%, 6/26/20	305	300
Deltek, Inc. Second Lien, 10.000%, 10/10/19	111	112
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	81	77
First Data Corp. 3.667%, 3/23/18	253	249
Infinity Acquisition Ltd. 4.250%, 8/6/21	71	70
IPC Systems, Inc. First Lien, 0.000%, 11/8/20(9)	99	98
Kronos, Inc. Second Lien, 9.750%, 4/30/20	222	226
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	106	104
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	268	268
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	50	44

		1,860

Materials—0.2%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	66	59
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	115	115

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	$195		$187

			361

Telecommunication Services—0.0%
Global Tel*Link Corp. Second Lien, 9.000%, 11/23/20	69		68

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	38		37

TOTAL LOAN AGREEMENTS (Identified Cost $8,741)			8,386

	SHARES		VALUE
PREFERRED STOCK—1.1%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(11)	197

Financials—1.0%
Ally Financial, Inc. Series A, 8.500%(3)	6,485		174
Citigroup, Inc.(3)	200	(11)	201
Citigroup, Inc. Series J, 7.125%	7,400		201
General Electric Capital Corp. Series B 6.25%(3)	100	(11)	109
General Electric Capital Corp. Series C, 5.25%(3)	100	(11)	100
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	130	(11)	132
JPMorgan Chase & Co. Series Q, 5.150%(3)	220	(11)	207
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(11)	157
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(11)	146
SunTrust Bank, Inc.(3)	55	(11)	55
Wells Fargo & Co. Series K, 7.980%(3)	165	(11)	182
Zions Bancorp Series 6.950%(3)	8,300		227

			1,891

TOTAL PREFERRED STOCK (Identified Cost $2,094)			2,088

COMMON STOCKS—63.4%
Consumer Discretionary—12.6%
American Eagle Outfitters, Inc.	141,000		1,957
Best Buy Co., Inc.	51,000		1,988
Bridgestone Corp. Unsponsored ADR	42,450		739

	SHARES	VALUE
Consumer Discretionary—(continued)
Ford Motor Co.	137,000	$2,123
Fuji Heavy Industries Ltd.	14,050	997
Goodyear Tire & Rubber Co. (The)	70,000	2,000
Lear Corp.	20,000	1,962
Macy’s, Inc.	30,000	1,972
Melco Crown Entertainment Ltd. ADR	22,250	565
Michael Kors Holdings Ltd.(2)	25,000	1,878
Panasonic Corp.	41,700	491
Royal Caribbean Cruises Ltd.	24,000	1,978
Tata Motors Ltd. Sponsored ADR	13,500	571
Time Warner, Inc.	23,000	1,965
Toyota Motor Corp. Sponsored ADR	5,300	665
Viacom, Inc. Class B	26,000	1,956

		23,807

Consumer Staples—2.5%
Archer-Daniels-Midland Co. (The)	38,000	1,976
Marine Harvest ASA ADR(12)	52,750	721
PepsiCo, Inc.	22,000	2,080

		4,777

Energy—4.8%
Cameco Corp.	32,850	539
Canadian Natural Resources Ltd.	19,100	590
Continental Resources, Inc.(2)	52,000	1,995
Encana Corp.	34,850	483
Helmerich & Payne, Inc.	23,000	1,551
Royal Dutch Shell plc Class B ADR(12)	9,550	664
Schlumberger Ltd.	16,000	1,366
Valero Energy Corp.	38,000	1,881

		9,069

Financials—11.2%
Aegon NV American Registered Shares	77,900	584
Aflac, Inc.	25,000	1,527
Aviva plc Sponsored ADR	43,350	646
Banco Bilbao Vizcaya Argentaria SA Sponsored
ADR	60,248	566
BB&T Corp.	51,000	1,983
BlackRock, Inc.	5,600	2,002
Blackstone Group LP (The)	60,000	2,030
BNP Paribas ADR	21,400	629
Credit Agricole S.A.	101,300	646
Goldman Sachs Group, Inc. (The)	11,000	2,132
ING Groep N.V. ADR(2)	58,650	761

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Intesa Sanpaolo Sponsored ADR	44,400	$769
JPMorgan Chase & Co.	34,000	2,128
Lincoln National Corp.	36,000	2,076
ORIX Corp. Sponsored ADR	11,350	710
T. Rowe Price Group, Inc.	23,000	1,975

		21,164

Health Care—8.0%
Abbott Laboratories	43,000	1,936
Biogen Idec, Inc.(2)	5,900	2,003
H Lundbeck A/S Sponsored ADR	25,450	504
HCA Holdings, Inc.(2)	27,000	1,981
Novartis AG ADR	8,100	750
Shire plc ADR	4,100	871
St. Jude Medical, Inc.	29,000	1,886
UnitedHealth Group, Inc.	21,000	2,123
Valeant Pharmaceuticals International, Inc.(2)	6,100	873
Zimmer Holdings, Inc.	19,000	2,155

		15,082

Industrials—10.2%
Alaska Air Group, Inc.	36,000	2,151
Cummins, Inc.	14,000	2,019
FedEx Corp.	11,000	1,910
Hitachi Ltd. ADR	10,050	749
Hutchison Whampoa Ltd. ADR	27,550	634
L-3 Communications Holdings, Inc.	16,000	2,019
Nidec Corp. ADR	62,900	1,020
Parker Hannifin Corp.	16,000	2,063
Schneider Electric SA	41,500	598
Southwest Airlines Co.	50,000	2,116
Trinity Industries, Inc.	71,000	1,989
Union Pacific Corp.	17,000	2,025

		19,293

Information Technology—10.4%
Apple, Inc.	18,000	1,987
EMC Corp.	67,000	1,993
Facebook, Inc. Class A(2)	25,000	1,950
Google, Inc. Class A(2)	1,400	743
Google, Inc. Class C(2)	2,400	1,263
Intel Corp.	55,000	1,996
MasterCard, Inc. Class A	23,000	1,982
NetApp, Inc.	48,000	1,990
NXP Semiconductor NV(2)	12,600	963

	SHARES	VALUE
Information Technology—(continued)
QUALCOMM, Inc.	28,000	$2,081
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR	28,600	640
Western Digital Corp.	19,000	2,103

		19,691

Materials—1.0%
CF Industries Holdings, Inc.	7,200	1,962

Telecommunication Services—2.4%
KDDI Corp., ADR	41,500	656
Nippon Telegraph & Telephone Corp. ADR	30,450	780
Spark New Zealand Ltd.	51,800	619
Verizon Communications, Inc.	40,000	1,871
Vodafone Group plc ADR	16,000	547

		4,473

Utilities—0.3%
GDF Suez	20,550	479

TOTAL COMMON STOCKS (Identified Cost $88,657)		119,797

EXCHANGE-TRADED FUNDS—0.8%
iShares Nasdaq Biotechnology Index Fund	4,900	1,486

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,323)		1,486

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $157,456)		185,927	(15)

SHORT-TERM INVESTMENTS—1.3%
Money Market Mutual Fund—1.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	2,355,334	2,355

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,355)		2,355

SECURITIES LENDING COLLATERAL—0.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(13)	1,571,636	1,572

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,572)		1,572

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.5% (Identified Cost $161,383)	189,854	(1)
Other assets and liabilities, net—(0.5)%	(904)

NET ASSETS—100.0%	$188,950

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security

Foreign Currencies
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $25,097 or 13.3% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date.
(9)	This loan will settle after December 31, 2014, at which time the interest rate based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date will be reflected.
(10)	Principal amount is adjusted according to local inflation Index. (11) Value shown as par value.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	100% of the income received was in cash.
(15)	All or a portion segregated as collateral for unsettled loan transactions.
(16)	Security in default.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	75%
Japan	3
United Kingdom	3
Canada	2
France	2
Netherlands	2
Brazil	1
Other	12

Total	100%

†	% of total investments as of December 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,669	$—	$2,669	$—
Corporate Bonds And Notes	39,330	—	39,330	—
Foreign Government Securities	5,052	—	5,052	—
Loan Agreements	8,386	—	8,294	92
Mortgage-Backed Securities	6,889	—	6,889	—
U.S. Government Securities	486	—	486	—
Equity Securities:
Common Stocks	119,797	119,797	—	—
Exchange-traded Funds	1,486	1,486	—	—
Preferred Stock	1,832	602	1,230	—
Securities Lending Collateral	1,572	1,572	—	—
Short-Term Investments	2,355	2,355	—	—

Total Investments	$189,854	$125,812	$63,950	$92

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Loan Agreements
Beginning Balance March 31, 2014:	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(14)
Purchases	106
(Sales)	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Ending Balance December 31, 2014	$92	(b)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	“The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such violations are based on unobservable inputs. A significant change in third party information inputs could result in a significant lower or higher value of Level 3 investments.

The accompanying notes are an integral part of the financial statements.

|  2

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. Security Valuation

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities)

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”), at the close of the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by better enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are specific types of derivative instruments used by the Funds.

Options contracts

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (CONTINUED)

security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. Credit Risk

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

D. Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At December 31, 2014, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Balanced Fund	$4,665	$4,805
Contrarian Value Fund	$9,400	$9,599
Mid-Cap Growth Fund	$2,020	$2,063
Strategic Growth Fund	$7,415	$7,579
Tactical Allocation Fund	$1,530	$1,572

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (CONTINUED)

At December 31, 2014, the Funds did not hold any securities that are both illiquid and restricted. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At December 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$507,085	$95,893	$(12,131)	$83,762
Contrarian Value Fund (F/K/A Mid-Cap Value Fund)	347,443	146,494	(17,585)	128,909
Growth & Income Fund	162,348	1,144	(1,825)	(681)
Mid-Cap Core Fund	6,451	1,662	(21)	1,641
Mid-Cap Growth Fund	73,192	20,076	(1,900)	18,176
Quality Large-Cap Value Fund	65,679	24,609	(1,086)	23,523
Quality Small-Cap Fund	179,052	88,741	(792)	87,949
Small-Cap Core Fund	272,100	108,355	(1,836)	106,519
Small-Cap Sustainable Growth Fund	84,709	35,377	(876)	34,501
Strategic Growth Fund	294,971	154,242	(3,160)	151,082
Tactical Allocation Fund	161,722	33,193	(5,061)	28,132

NOTE 4—SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in the quarterly filing.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    03/02/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    03/02/15

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    03/02/15

* Print the name and title of each signing officer under his or her signature.